Equity (Share-based Payments to Employees, Restricted Shares) (Details) shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Non-marketable options [Member] | Officers and senior employees [Member] | August 6, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,993
Vesting conditions	3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Officers and senior employees [Member] | May 12, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,729
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,035
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,868
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	5,554
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former CEO [Member] | December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	367
Vesting conditions	3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former CEO [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	530
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	114
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former chairman of BOD [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	404
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former chairman of BOD [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	186
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	165
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	403
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	385
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Restricted shares [Member] | Officers and senior employees [Member] | August 6, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	922
Vesting conditions	3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 7.6
Restricted shares [Member] | Officers and senior employees [Member] | May 12, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	1,194
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 8.8
Restricted shares [Member] | Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	990
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 4.1
Restricted shares [Member] | Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	2,211
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 10.0
Restricted shares [Member] | Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	1,726
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 8.0
Restricted shares [Member] | Former CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	38
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.2
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO) [Member] | February 26, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	99
Vesting conditions	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.7
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | December 23, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	121
Vesting conditions	3 equal tranches: (1) one third on December 23, 2016 (2) one third on December 23, 2017 (3) one third on December 23, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.5
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	137
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.6
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	88
Vesting conditions	Acceleration at January 2019.	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.4
Restricted shares [Member] | ICLs Directors (excluding ICLs Chairman of the BOD) [Member] | January 3, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	146
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.6
Restricted shares [Member] | ICLs Directors (excluding directors who are officers or directors of Israel Corporation Ltd.) [Member] | April 23, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	177
Vesting conditions	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023	[1]
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).
Fair value at the grant date (Million) | $	$ 0.6
Restricted shares [Member] | Former chairman of BOD [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	68
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 8.8
Restricted shares [Member] | Former chairman of BOD [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	55
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 4.1
Restricted shares [Member] | Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	53
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.3
Restricted shares [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	47
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.2
Restricted shares [Member] | CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	121
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Fair value at the grant date (Million) | $	$ 0.6

[1]	Vesting of the Restricted Shares would be fully accelerated if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.